Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Sharebased Payments Expense

The following table provides the details of the approximate total share based payments expense during the six months ended June 30, 2018 and 2017:

	June 30,		June 30,
	2018		2017
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$290,000	(d)	$247,000	(d)
Stock options issued for services	22,000	(e)	-
	$312,000		$247,000

Summary of Assumption Used to Estimate the Fair Value of Share Options Granted

The following table summarizes the inputs and assumptions used to estimate the fair values of the share options granted for the six months ended as follows:

June 30,
2017
Exercise price	$0.99
Expected term	3 years
Expected volatility	80.40%
Expected dividend yield	0%
Risk free interest rate	1.59%
Fair Value	$0.59

Summary of Stock Option Activity

Stock option activity for the six months ended June 30, 2018 is summarized as follows:

			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Exercised	(802,800)	$1.21
Canceled	(61,000)	$1.15
Outstanding at June 30, 2018(Unaudited)	2,054,200	$1.11	2.90	$390,358
Vested and expected to be vested as of June 30, 2018(Unaudited)	1,528,000	$1.08	2.90	$332,440
Options exercisable as of June 30, 2018(Unaudited) (vested)	378,400	$0.99	2.90	$116,776

Schedule of Nonvested Share Activity

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2018	2,112,800	$0.70
Vested	(376,000)	$0.59
Canceled	(61,000)	$0.73
Non-vested at June 30, 2018(Unaudited)	1,675,800	$0.72

Schedule of Stock Options Outstanding and Exercisable

The following table outlines the options outstanding and exercisable as of June 30, 2018:

	June 30, 2018
	Number of
	Options	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
	200,000